Trade and other receivables and deferred expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables, net of loss allowance	$ 4,058,007	$ 41,691,913
Deposits, prepayments and other receivables
- deposits	887,262	1,119,968
- prepayments	3,298,558	4,965,101
- other receivables	1,099,028	804,045
Deposits, prepayments and other receivables	5,284,848	6,889,114
Deferred expenses	8,312,890	4,577,255
Current	17,655,745	53,158,282
Non-current
Deferred expenses	3,530,756	6,307,834
Trade and other non-current receivables	$ 21,186,501	$ 59,466,116